Initial Public Offering (Details) - USD ($)			9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 26, 2024	Mar. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jun. 28, 2024
Initial Public Offering [Line Items]
Price per units (in Dollars per share)							$ 0.1
Gross proceeds (in Dollars)				$ 57,500,000		$ 57,500,000
Warrant expiration term			5 years
Expire IPO [Member]
Initial Public Offering [Line Items]
Expire term		5 years
Public Warrant [Member]
Initial Public Offering [Line Items]
Price per units (in Dollars per share)		$ 11.5
Number of warrant		1
Ordinary shares		1
Redeemable warrant		1
Price per share (in Dollars per share)		$ 11.5
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Sale of units	500,000
Price per units (in Dollars per share)	$ 10
Number of share unit (in Dollars per share)		$ 1
Number of shares purchase		1
Ordinary shares		1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Sale of units		5,750,000
Price per units (in Dollars per share)		$ 10	$ 10
Gross proceeds (in Dollars)		$ 57,500,000	$ 57,500,000			$ 1,150,000
Initial Public Offering [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Warrant expiration term		5 years
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Sale of units		750,000
Units granted to the underwriters		750,000